USAA ETF TRUST
SUPPLEMENT DATED MARCH 21, 2018
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 13, 2017
AS SUPPLEMENTED NOVEMBER 1, 2017
	Ticker	Stock Exchange
USAA Core Intermediate-Term Bond ETF	UITB	NYSE Arca, Inc.
USAA Core Short-Term Bond ETF	USTB	NYSE Arca, Inc.
USAA MSCI USA Value Momentum Blend Index ETF	ULVM	NYSE Arca, Inc.
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	USVM	NYSE Arca, Inc.
USAA MSCI International Value Momentum Blend Index ETF	UIVM	NYSE Arca, Inc.
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	UEVM	NYSE Arca, Inc.
This Supplement updates certain information contained in the above-referenced Statement of Additional Information (SAI).
Effective March 1, 2018, all references in the SAI to Mr. Roberto Galindo, Jr., hereby are removed. The following disclosure under “Trustees and Officers of the Trust” section found on pages 42-46 is hereby revised and replaced with the following:
Name, Address* and Date of Birth	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
Independent Trustees
Robert L. Mason, Ph.D. (July 1946)	Trustee and Chairman	Trustee and Chair since June 2017	Institute Analyst, Southwest Research Institute (03/02-01/16), which focuses in the fields of technological research. He was employed at Southwest Research Institute for 40 years. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 21 years’ experience as a Board member of the USAA family of funds.	57	None
Jefferson C. Boyce (September 1957)	Trustee	Trustee since June 2017	Senior Managing Director, New York Life Investments, LLC (1992-2012), an investment manager. Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as five years’ experience as a Board member of the USAA family of funds.	57	Westhab, Inc.

Name, Address* and Date of Birth	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
Dawn M. Hawley (February 1954)	Trustee	Trustee since June 2017	Manager of Finance, Menil Foundation, Inc. (05/07-06/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Director of Financial Planning and Analysis and Chief Financial Officer, AIM Management Group, Inc. (10/87-01/06). Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers, as well as over four years’ experience as a Board member of the USAA family of funds.	57	None
Paul L. McNamara (July 1948)	Trustee	Trustee since June 2017	Director, Cantor Opportunistic Alternatives Fund, LLC (03/10-02/14), which is a closed-end fund of funds by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC, an independent U.S. investment management firm, as an Executive Member on 09/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as six years’ experience as a Board member of the USAA family of funds. Paul L. McNamara is of no relation to Daniel S. McNamara.	57	None

Name, Address* and Date of Birth	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
Richard Y. Newton III (January 1956)	Trustee	Trustee since June 2017	Managing Partner, Pioneer Partnership Development Group (12/15-present); Executive Director, The Union League Club of New York (06/14-11/15); Executive Vice President, Air Force Association (08/12-05/14); Lieutenant General, United States Air Force (01/08-06/12). Lieutenant General Newton (Ret.) served 34 years of active duty in the United States Air Force. Lt. Gen. Newton retired as the Assistant Vice Chief of Staff and Director of Air Staff at the Headquarters of the U.S. Air Force where he was responsible for overseeing the administration and organization of the Air Staff, which develops policies, plans and programs, establishes requirements, and provides resources to support the Air Force’s mission. Lt. Gen. Newton is a graduate of the United States Air Force Academy, Webster University, and The National War College. Lt. Gen. Newton brings to the Board extensive management and military experience, as well as one year experience as a Board member of the USAA family of funds.	57	None
Barbara B. Ostdiek, Ph.D. (March 1964)	Trustee	Trustee since June 2017	Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (07/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (07/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (07/02-06/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over ten years’ experience as a Board member of the USAA family of funds.	57	None
Michael F. Reimherr (August 1945)	Trustee	Trustee since June 2017	President of Reimherr Business Consulting (05/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 18 years’ experience as a Board member of the USAA family of funds.	57	None
*The address for each Independent Trustee is USAA Asset Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

**Under the Trust’s organizational documents, each Trustee serves as a Trustee of the Trust during the lifetime of the Trust and until its termination except as such Trustee sooner dies, resigns, retires, or is removed. However, pursuant to a policy adopted by the Board, each elected or appointed Independent Trustee may serve as a Trustee until the Trustee either reaches age 72 or has served 20 years, and the Interested Trustee may serve as a Trustee until the Trustee either reaches age 65 or has served 20 years. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that after filling such vacancy at least two-thirds of the Trustees have been elected by the shareholders.
Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered “interested persons” under the 1940 Act.
Name, Address* and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Total Number of USAA Funds Overseen by Officer	Other Directorships Held
Interested Trustee
Daniel S. McNamara (June 1966)	Trustee, President and Vice Chairman	June 2017	President of Financial Advice & Solutions Group (FASG), USAA (02/13-present); Director of USAA Asset Management Company (AMCO), (08/11-present); Director of USAA Investment Management Company (IMCO) (09/09-present); President, IMCO (09/09-04/14); President, AMCO (08/11-4/13); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); Director of FPS (12/13-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); Director of USAA Financial Advisors, Inc. (FAI) (12/13-present). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.	57	None
Interested Officers
John C. Spear (May 1964)	Vice President	June 2017	Senior Vice President and Chief Investment Officer, USAA Investments, (03/17-present); Vice President and Chief Investment Officer, USAA Investments, (11/16-03/17); Vice President, Long Term Fixed Income (05/12–11/16).	57	None
John P. Toohey (March 1968)	Vice President	June 2017	Head of Equities, Equity Investments, AMCO (01/12-present).	57	None

Name, Address* and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Total Number of USAA Funds Overseen by Officer	Other Directorships Held
Jon K. Hadfield (September 1974)	Secretary	October 2017	Assistant Vice President, Securities Attorney, FASG Counsel, USAA (1/18-present); Executive Director/Attorney, FASG General Counsel, USAA (2013-2017); Associate, Allen & Overy (2012-2013); Associate, Sutherland Asbill & Brennan LLP (2005-2012). Mr. Hadfield also serves as Secretary of IMCO, AMCO, ICORP, SAS, FAI, and FPS.	57	None
Seba P. Kurian (Dec. 1978)	Assistant Secretary	September 2017	Senior Attorney, USAA FASG Counsel (06/2016-present); Senior Attorney, Invesco Ltd. (05/2011–06/2016). Ms. Kurian also serves as assistant secretary of ICORP and IMCO.	6	None
James K. De Vries (April 1969)	Treasurer	March 2018	Executive Director, Investment and Financial Administration, USAA (04/12-present).	57	None
Stephanie A. Higby (July 1974)	Chief Compliance Officer	June 2017	Assistant Vice President, Compliance-Investments, USAA (2/18-present); Assistant Vice President, Compliance Mutual Funds, USAA (12/16–1/18); Executive Director, Institutional Asset Management Compliance, USAA (04/13-12/16); Director of Compliance, Institutional Asset Management Compliance, USAA (03/12-04/13). Ms. Higby also serves as the Funds’ anti-money laundering compliance officer and as the Chief Compliance Officer for AMCO, IMCO, and FPS.	57	None
*The address of the Interested Trustee and each officer is USAA Asset Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.
98890-0318